Reportable Segments - Schedule of Reported Segment Results of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues	$ 552,520	$ 535,052	$ 566,792
Expenses	491,283	477,944	505,030
Operating income (loss)	61,237	57,108	61,762
Depreciation and amortization	20,762	20,553	19,795
Software solutions [Member]
Disclosure of operating segments [line items]
Total revenues	94,903	92,906	99,374
Expenses	69,268	71,863	72,115
Operating income (loss)	25,635	21,043	27,259
Depreciation and amortization	8,204	9,717	10,321
IT professional services [Member]
Disclosure of operating segments [line items]
Total revenues	457,617	442,146	467,418
Expenses	417,746	400,949	427,446
Operating income (loss)	39,871	41,197	39,972
Depreciation and amortization	11,368	10,432	9,102
Unallocated expense [Member]
Disclosure of operating segments [line items]
Total revenues
Expenses	4,269	5,132	5,469
Operating income (loss)	(4,269)	(5,132)	(5,469)
Depreciation and amortization	$ 1,190	$ 404	$ 372